Debt (Consolidated Debt) (Details) (USD $)				12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2012 6.45% Notes Due 2014 [Member] Senior Notes [Member]		Dec. 31, 2011 6.45% Notes Due 2014 [Member] Senior Notes [Member]	Dec. 31, 2012 5.65% Notes Due 2016 [Member] Senior Notes [Member]		Dec. 31, 2011 5.65% Notes Due 2016 [Member] Senior Notes [Member]	Dec. 31, 2012 6.40% Notes Due 2018 [Member] Senior Notes [Member]		Dec. 31, 2011 6.40% Notes Due 2018 [Member] Senior Notes [Member]	Dec. 31, 2012 6.55% Notes Due 2019 [Member] Senior Notes [Member]		Dec. 31, 2011 6.55% Notes Due 2019 [Member] Senior Notes [Member]	Dec. 31, 2012 4.25% Notes Due 2021 [Member] Senior Notes [Member]		Dec. 31, 2011 4.25% Notes Due 2021 [Member] Senior Notes [Member]	Dec. 31, 2012 6.40% Notes Due 2037 [Member] Senior Notes [Member]		Dec. 31, 2011 6.40% Notes Due 2037 [Member] Senior Notes [Member]	Dec. 31, 2012 4.20% Notes Due 2042 [Member] Senior Notes [Member]		Nov. 02, 2012 4.20% Notes Due 2042 [Member] Senior Notes [Member]	Dec. 31, 2011 4.20% Notes Due 2042 [Member] Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 2,393,408,000		$ 2,151,775,000	$ 0	$ 0	$ 249,905,000		$ 249,844,000	$ 251,609,000		$ 252,037,000	$ 261,411,000		$ 263,477,000	$ 575,065,000		$ 578,521,000	$ 558,088,000		$ 558,932,000	$ 248,981,000		$ 248,964,000	$ 248,349,000			$ 0
Long-term Debt, Weighted Average Interest Rate	5.30%	[1]		0.00% [1]		6.30%	[1]		5.70%	[1]		5.30%	[1]		5.70%	[1]		4.00%	[1]		6.40%	[1]		4.20%	[1]
Debt Instrument, Face Amount	$ 2,400,000,000.0		$ 2,100,000,000.0			$ 250,000,000			$ 250,000,000			$ 250,000,000			$ 550,000,000			$ 550,000,000			$ 250,000,000			$ 250,000,000		$ 250,000,000.0
Debt Instrument, Interest Rate, Stated Percentage						6.45%			5.65%			6.40%			6.55%			4.25%			6.40%			4.20%
Debt Instrument, Consolidated Debt to EBITDA Ratio				5.0

[1]	Weighted-average interest rate includes the impact of interest rate swaps, the amortization/accretion of discounts and premiums and the amortization/accretion of gains and losses realized on historical cash flow and fair value hedges (see Note 12—Derivative Financial Instruments for detailed information regarding fair value hedges and interest rate swaps).